UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OPERATIONS OF COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2021 CNY (¥) ¥ / shares shares	Jun. 30, 2021 USD ($) $ / shares shares	Jun. 30, 2020 CNY (¥) ¥ / shares shares
Total revenues	¥ 9,256	$ 1,433	¥ 4,051
Cost of revenues	(3,574)	(554)	(2,214)
Gross Profit	5,682	879	1,837
Operating expenses:
Selling and marketing	(10,812)	(1,675)	(4,673)
Research and development	(5,616)	(870)	(7,433)
General and administrative	(41,570)	(6,438)	(49,825)
Impairment of long-term investments	0		(820)
Loss from operations	(52,316)	(8,104)	(60,914)
Non-operating income and expenses:
Interest expense, net	(2,220)	(344)	(517)
Foreign exchange loss, net	(173)	(27)	(2,045)
Share of net gain (loss) in equity method investments	(120)	(19)	108
Other (expense) income, net	1,442	223	(33)
Change in fair value of convertible debt	(4,346)	(673)	7,289
Loss before income taxes	(57,733)	(8,944)	(56,112)
Income tax benefit	44	7	35
Net loss	(57,689)	(8,937)	(56,077)
Net loss attributable to noncontrolling interests	653	101	18
Net loss attributable to ordinary shareholders	¥ (57,036)	$ (8,836)	¥ (56,059)
Loss per share
Ordinary shares - basic and diluted | (per share)	¥ (4.58)	$ (0.71)	¥ (5.12)
Weighted average shares outstanding used in calculating basic and diluted loss per share
Ordinary shares - basic and diluted | shares	12,453,065	12,453,065	10,952,271
Other comprehensive income, net of tax:
Fair value change relating to Company's own credit risk on convertible loan			¥ (108)
Foreign currency translation differences	¥ (536)	$ (83)	3,572
Total comprehensive loss	(58,225)	(9,020)	(52,613)
Total comprehensive loss attributable to noncontrolling interests	(653)	(101)	(18)
Total comprehensive loss attributable to ordinary shareholders	(57,572)	(8,919)	(52,595)
Cancer screening and detection tests
Total revenues	9,240	1,431	4,036
Physical checkup packages, net
Total revenues	¥ 16	$ 2	¥ 15